SHARE CAPITAL (Narrative) (Details)						1 Months Ended		12 Months Ended
	Jun. 01, 2021 shares	Apr. 05, 2021 shares	Feb. 04, 2021 $ / shares shares	Feb. 04, 2021 USD ($) $ / shares shares	Jun. 13, 2018 USD ($) shares	Jan. 24, 2022 shares	Jun. 17, 2021 shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2022 USD ($) $ / shares	Jan. 31, 2022 USD ($) shares
Class of Stock [Line Items]
Number of warrants exercised				456,100			4,160,000			4,616,100
Number of shares delivered to the vendors of EFF					1,977,500
Proceeds from issuance of promissory note payable | $					$ 1,905,635
Remaining number of shares to be delivered								1,184,407
Warrants outstanding and exercisable intrinsic value | $								$ 0	$ 0	$ 0
Weighted average exercise price of warrants exercised | (per share)			$ 1.5	$ 1.17					$ 1.05
Number of common shares called by warrants			456,100	456,100			1,214,080
Proceeds from warrants exercised | $				$ 533,326						$ 533,326
Number of warrants expired				1,243,900						4,038,646
Maximum term of options								10 years
Stock options outstanding and exercisable intrinsic value | $								$ 0	$ 0	$ 0
Share-based compensation | $								$ 209,441		$ 366,469
Common Stock [Member]
Class of Stock [Line Items]
Shares issued - EFF commitment (Shares)		19,774								19,774
Shares issued - PF warrants exercises (Shares)										456,100
Shares issued - Guaranteed warrants (Shares)	1,214,080									1,214,080
Number of warrants exercised							4,160,000
Shares issued - Settlement of Earn out shares (Shares)						1,300,000				1,300,000
Director [Member]
Class of Stock [Line Items]
Number of warrants exercised				426,100